Income Taxes (Details) - Schedule of unrecognized deferred tax assets $ in Thousands	12 Months Ended
Dec. 31, 2022 MXN ($)
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Jafra Cosmetics International, S.A. de C.V.	$ 31,237
Jafrafin, S.A. de C.V.	$ 2,659
2019 [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Life year	2029
Jafra Cosmetics International, S.A. de C.V.	$ 27,861
Jafrafin, S.A. de C.V.
2020 [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Life year	2030
Jafra Cosmetics International, S.A. de C.V.	$ 3,376
Jafrafin, S.A. de C.V.
2021 [Member]
Income Taxes (Details) - Schedule of unrecognized deferred tax assets [Line Items]
Life year	2031
Jafra Cosmetics International, S.A. de C.V.
Jafrafin, S.A. de C.V.	$ 2,659